Intangible Assets (Details) - Schedule of intangible assets - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Subtotal	$ 1,106,212	$ 74,110
Less: Accumulated amortization	65,182	53,416	$ 8,996
Total	1,041,030	20,694	$ 55,811
Software registration right [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Subtotal	57,173	36,705
Patent [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Subtotal	33,065	22,578
Software development [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Subtotal	1,000,000
Value-added telecommunications business license [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Subtotal	$ 15,974	$ 14,827